Profit / (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings
Profit / (loss) for the period	$ 141,718	$ (153,504)
Fully diluted profit (loss) for the period	$ 141,718	$ (153,504)
Number of shares
Weighted average number of ordinary shares outstanding (in shares)	285,521,142	252,218,456
Dilutive effect of share-based compensation (in shares)	1,387,482	0
Weighted average number of diluted ordinary shares outstanding (in shares)	286,908,624	252,218,456
Diluted profit (loss) per share (in dollars per share)	$ 0.49	$ (0.61)